Endowments
                      Investments for Nonprofit Institutions

                               Semi-Annual Report
                           For the Six Months Ended
                                January 31, 2000


                 [The Capital Group Companies, Inc. logo (r)]
                    Capital Research and Management Company

Endowments is managed by Capital Research and Management Company, which also manages the 29 funds in The American Funds Group(r). Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

Growth And Income Portfolio (ENDI) seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

Bond Portfolio (BENDI) seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in quality-oriented fixed-income securities.

Results at a Glance (with all distributions reinvested)

                                        Standard &       Lipper                             Lehman            Lipper
                                        Poor's 500       Multi-Cap                          Brothers          A-Rated
                                        Composite        Value                              Aggregate         Bond Funds
                            ENDI        Index            Funds Index*        BENDI          Bond Index        Average
Total return for the
six months ended
January 31, 2000            -9.5%       +5.6%            -6.8%               +1.0%          +0.7%             -0.1%

*Tracks 30 of the largest U.S. multi-cap value funds. These funds seek long-term growth of capital by investing in companies that have a broad range of market capitalizations and are considered to be undervalued when compared with a major unmanaged stock index. The index reflects reinvested dividends. Lipper, Inc. recently reclassified U.S. domestic equity funds into several new categories based on portfolio holdings. As a result of these changes, ENDI is now included in the Lipper Multi-Cap Value Funds Index.

Market indexes are unmanaged.

Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1999 (the most recent calendar quarter): ENDI - 10 years: +235.78%, or +12.88% a year; 5 years:
+123.82%, or +17.48% a year; 12 months: +3.64%. BENDI - 10 years: +110.38%, or
+7.72% a year; 5 years: +40.35%, or +7.01% a year; 12 months: -0.40%.

BENDI's 30-day yield as of February 29, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 6.98%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

Dear Shareholder:

The six months ended January 31 - the first half of our 2000 fiscal year - saw a sharply mixed stock market and considerable turbulence in the bond market. It was a very difficult period for the Growth and Income Portfolio (ENDI). The Bond Portfolio (BENDI)* held up better than its principal benchmark and the average fund in its peer group.

*The acronyms ENDI and BENDI have been commonly used since before these investment vehicles became a series with the Endowments fund in 1998.

Growth and Income Portfolio (ENDI):

The value of an investment in ENDI, with all distributions taken in shares, fell 9.5% in the fiscal half-year.+ Two indexes that track the performance of ENDI's investment universe also recorded declines, albeit smaller ones. The Lipper Multi-Cap Value Funds Index showed a six-month total return of -6.8%. This index, created as part of the reclassification of U.S. equity funds into new categories by Lipper, will be used exclusively as ENDI's benchmark in the future. The Lipper Growth and Income Funds Index, which we have used in the past, registered a 0.8% decline.

+All percentage gain/loss figures include reinvestment of distributions unless otherwise indicated.

For this same period, the unmanaged Standard & Poor's 500 Composite Index was on the plus side, with a total return of 5.6%. It should be pointed out, however, that about two-thirds of the stocks in that index went down in price during the six months. Of those that went up, many were technology issues. The index is heavily weighted toward such issues, and without their big increases the S&P 500 would have declined as well.

ENDI holds some investments that benefited from the market's enthusiasm for technology, including Corning, which produces fiber-optic cable, and Nokia, the Finnish telecommunications company. Those two stocks rose 120% and 115%, respectively, for the six months. They were the fund's biggest gainers.

Looking at astronomical gains such as these, it is easy to say in retrospect that the fund should have been more heavily invested in technology stocks. However, we feel there has been excessive speculation in this area of the market, particularly among Internet issues. In fact, one could argue that we have been witnessing one of the most speculative bubbles of all time. In the past, conditions like these have often ended rather abruptly, with unfortunate consequences for many of those who abandoned sound investment practices.

With that in mind, we have been very selective in investing in the technology sector. Our limited exposure to that area of the market hurt the fund's relative results during the past half-year and will continue to do so as long as the current frothy environment continues.

[Begin Sidebar]
Long-Term Results

During their 24-1/2 years under the stewardship of Capital Research and Management Company, both ENDI and BENDI have built solid records. From July 25, 1975 through January 31, 2000, ENDI generated an average annual compound return within two percentage points of the S&P 500, while steering a steadier course. Its share value has risen an average of 14.3% a year (including reinvestment). During this time ENDI has been about 18% less volatile than the index based on standard deviation, a widely used measure of volatility. BENDI's average annual compound return over the 24-1/2 years is 9.2%. The most relevant bond market indicator that covers the entire period and is useful for comparison purposes is the Lipper corporate A-rated universe (consisting of 17 funds over this period), which rose an average of 9.1% a year. During this lengthy span, the Consumer Price Index increased at an average annual rate of 4.7%.
[End Sidebar]

Meanwhile, we have taken advantage of price weakness and better valuations elsewhere and added to our holdings of companies in the food, household products and financial services industries.

On January 31, 2000, 79% of net assets was invested in common stocks, about the same as at the start of the period. The remainder was held in interest-bearing cash equivalents.

Bond Portfolio (BENDI):
In the first half of fiscal 2000, bond prices generally fell and interest rates rose. Concerned about the prospect of future inflation, the Federal Reserve has now raised short-term rates four times in eight months (including twice during the fiscal half-year) and has indicated that further increases are likely.

In this difficult environment, the Bond Portfolio managed to generate a small positive total return for the six months. For shareholders who reinvested dividends totaling 58 cents a share as well as a 1-cent capital gain paid in December, a decline in net asset value was more than offset by a 3.6% income return. The result was a total return of 1.0%. This compares with a decline of 0.1% for the average of 176 corporate A-rated bond funds tracked by Lipper, Inc. The unmanaged Lehman Brothers Aggregate Bond Index recorded a total return of +0.7%.

During the six months, we reduced BENDI's average effective maturity to 7.9 years from 8.4 years at the start of the period. Drawing on the research capabilities of our investment adviser, we continued to identify attractive opportunities and made a number of additions to the portfolio, notably federal agency bonds. At the end of January, 42% of net assets was invested in various U.S. government issues, while 31% was invested in corporate bonds; the balance was held in short-term investments and cash equivalents.

As we enter the second half of fiscal 2000, the fixed-income markets continue to display a great deal of volatility. Meanwhile, the economic expansion in the United States is breaking records for longevity, and growth is accelerating in many European, Asian and Latin American countries. This environment could result in lower bond prices and further increases in interest rates. At some point, however, we look for rates to begin declining in the U.S. and perhaps elsewhere as well. Because of the inherent strength in the economy and the flexibility of monetary policy, we do not believe these conditions are likely to lead to recession. In our view, the greater likelihood is that it will enable growth to proceed at a more normal pace, allowing rates to stop climbing and turn downward again.

We look forward to reporting to you again in another six months.

Cordially,

/s/ Robert G. O'Donnell  /s/ Frank L. Ellsworth
Robert G. O'Donnell      Frank L. Ellsworth
Chairman of the Board    President

March 16, 2000

[Begin Sidebar]
In February 2000, Robert G. O'Donnell, senior vice president of the Trust and a portfolio counselor of ENDI since 1991, was elected chairman of Endowments. He succeeds Robert B. Egelston, who had been chairman since 1989 and will continue to serve on the Board of Trustees. Everyone associated with ENDI and BENDI would like to thank Mr. Egelston for his many contributions and wise counsel during his years as chairman.
[End Sidebar]

Endowments - Growth and Income Portfolio
January 31, 2000
INDUSTRY DIVERSIFICATION
EQUITY SECURITIES
Health & Personal Care                                           8.51
Banking                                                          7.64
Insurance                                                        6.82
Utilities: Electric & Gas                                        6.26
Food & Household Products                                        6.01
Merchandising                                                    4.85
Chemicals                                                        4.69
Energy Sources                                                   4.16
Real Estate                                                      3.40
Beverages & Tobacco                                              2.26
Machinery & Engineering                                          2.21
Diversified Telecommunication Services                           2.08
Forest Products & Paper                                          2.08
Electronic Components                                            2.02
Industrial Components                                            1.91
Leisure & Tourism                                                1.89
Electrical & Electronics                                         1.85
Aerospace & Military Technology                                  1.79
Recreation Other Consumer Products                               1.44
Broadcasting & Publishing                                        1.17
Business & Public Services                                       1.11
Miscellaneous Materials & Commodities                            0.76
Metals: Nonferrous                                               0.73
Transportation: Rail & Road                                      0.71
Metals: Steel                                                    0.66
                                                                77.01
Equity securities in initial period of acquisition               2.28
Short-Term Securities                                           22.34
Excess of payables over cash and receivables                     1.63
Net Assets                                                    100.00%

TEN LARGEST HOLDINGS
                              PERCENT
                               OF NET
                               ASSETS
Sara Lee                         2.13%
Kimberly-Clark                    1.95
Avon Products                     1.94
Seagram                           1.89
Albertson's                       1.89
Campbell Soup                     1.65
J.C. Penney                       1.65
NSTAR                             1.58
U S WEST                          1.49
Allstate                          1.46
                                17.63%

Endowments, Growth and Income Portfolio
Investment Portfolio, January 31, 2000
(Unaudited)
                                                        Shares          Market         Percent
                                                                         Value          of Net
Equity Securities                                                                       Assets
--------------------------------------------           --------       --------        --------
ENERGY

ENERGY SOURCES  -  4.16%
Atlantic Richfield Co.                                    5,000 $         385,00           .81%
Conoco Inc., Class A                                     13,000           303,06            .64
Texaco Inc.                                              12,000           634,50           1.33
Ultramar Diamond Shamrock Corp.                          30,000           656,25           1.38

UTILITIES: ELECTRIC & GAS  -  6.26%
Ameren Corp.                                             15,000           488,43           1.02
DPL Inc.                                                 30,000           575,62           1.21
GPU, Inc.                                                20,000           580,00           1.22
NSTAR (formerly BEC Energy)                              18,000           754,87           1.58
TECO Energy, Inc.                                        30,000           588,74           1.23
                                                                    ----------      ----------
                                                                        4,966,50          10.42
                                                                    ----------      ----------

MATERIALS

CHEMICALS  -  4.69%
CK Witco Corp. (merger of Witco Corp. and                27,726           330,97            .70
Crompton & Knowles Corp.)
Hercules Inc.                                            10,000           171,25            .36
International Flavors & Fragrances Inc.                  15,000           535,31           1.12
Monsanto Co.                                             10,000           353,12            .74
PPG Industries, Inc.                                      8,000           440,50            .92
Praxair, Inc.                                            10,000           405,62            .85

FOREST PRODUCTS & PAPER  -  2.08%
Georgia-Pacific Corp., Timber Group                      15,000 $         325,31           .68%
International Paper Co.                                   8,000           381,00            .80
Weyerhaeuser Co.                                          5,000           286,87            .60

METALS: NONFERROUS  -  0.73%
Alcoa Inc.                                                5,000           348,43            .73

METALS: STEEL  -  0.66%
Allegheny Technologies Inc. (formerly Allegheny           15000           313,12    0.657205828
Teledyne Inc.)

MISCELLANEOUS MATERIALS & COMMODITIES  -  0.76%
American National Can Group, Inc.                        30,000           359,99            .76
                                                                    ----------      ----------
                                                                        4,251,54           8.92
                                                                    ----------      ----------

CAPITAL EQUIPMENT

AEROSPACE & MILITARY TECHNOLOGY  -  1.79%
Lockheed Martin Corp.                                    15,000           281,25            .59
Raytheon Co., Class A                                    25,000           570,31           1.20

ELECTRICAL & ELECTRONICS  -  1.85%
Hitachi, Ltd. (Japan)                                    30,000           425,17            .89
Nokia Corp., Class A (ADR) (Finland)                      2,500           457,50            .96

ELECTRONIC COMPONENTS  -  2.02%
Corning Inc.                                              4,000           617,00           1.30
Texas Instruments Inc.                                    3,200           345,20            .72

INDUSTRIAL COMPONENTS  -  1.91%
Eaton Corp.                                               6,000           428,62            .90
Genuine Parts Co.                                        20,000           482,50           1.01

MACHINERY & ENGINEERING  -  2.21%
Caterpillar Inc.                                          7,000 $         297,06           .62%
Deere & Co.                                              10,000           436,87            .92
Foster Wheeler Corp.                                     45,000           317,81            .67
                                                                    ----------      ----------
                                                                        4,659,31           9.78
                                                                    ----------      ----------

CONSUMER GOODS

BEVERAGES & TOBACCO  -  2.26%
Imperial Tobacco Ltd. (United Kingdom)                   35,000           255,00            .53
PepsiCo, Inc.                                            15,000           511,87           1.07
Philip Morris Companies Inc.                             15,000           314,06            .66

FOOD & HOUSEHOLD PRODUCTS  -  6.01%
Campbell Soup Co.                                        25,000           785,93           1.65
General Mills, Inc.                                      14,000           436,62            .92
Sara Lee Corp.                                           55,000         1,014,06           2.13
Wm. Wrigley Jr. Co.                                       8,000           623,99           1.31

HEALTH & PERSONAL CARE  -  8.51%
Avon Products, Inc.                                      29,000           922,56           1.94
Becton, Dickinson and Co.                                22,000           576,12           1.21
Eli Lilly and Co.                                         7,000           468,12            .98
Glaxo Wellcome PLC (ADR) (United Kingdom)                10,000           527,50           1.11
Kimberly-Clark Corp.                                     15,000           929,06           1.95
Merck & Co., Inc.                                         8,000           630,49           1.32

RECREATION & OTHER CONSUMER PRODUCTS  -  1.44%
Pennzoil-Quaker State Co.                                60,000           686,25          1.44%
                                                                    ----------      ----------
                                                                        8,681,69          18.22
                                                                    ----------      ----------

SERVICES

BROADCASTING & PUBLISHING  -  1.17%
Gannett Co., Inc.                                         8,000           556,00           1.17

BUSINESS & PUBLIC SERVICE -  1.11%
United HealthCare Corp.                                  10,000           530,00           1.11

LEISURE & TOURISM  -  1.89%
The Seagram Co. Ltd. (Canada)
Seagram Co. Ltd. 7.50% Automatic Common Exchange Securities
convertible preferred 2002 (Canada)                      15,700           902,10           1.89

MERCHANDISING  -  4.85%
Albertson's, Inc.                                        29,450           901,90           1.89
J.C. Penney Co., Inc.                                    40,000           785,00           1.65
May Department Stores Co.                                20,000           622,50           1.31

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.08%
Telefonos de Mexico, S.A. de C.V. 4.25%                 220,000           278,85            .59
 convertible debentures 2004 (Mexico)
U S WEST, Inc.                                           10,700           711,55           1.49

TRANSPORTATION: RAIL & ROAD  -  0.71%
Norfolk Southern Corp.                                   20,000           340,00            .71
                                                                    ----------      ----------
                                                                        5,627,90          11.81
                                                                    ----------      ----------

FINANCE

BANKING  -  7.64%
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)             25,000 $         325,00           .68%
BANK ONE CORP.                                           20,000           596,25           1.25
FleetBoston Financial Corp. (formerly Fleet              15,000           471,56            .99
Financial Group, Inc.)
Fulton Financial Corp.                                   27,500           450,31            .95
Huntington Bancshares Inc.                               30,479           657,20           1.38
National City Corp.                                      25,000           540,62           1.13
Wells Fargo & Co.                                        15,000           599,99           1.26

INSURANCE  -  6.82%
Aetna Inc.                                                5,000           266,25            .56
Allstate Corp.                                           30,000           695,62           1.46
HCC Insurance Holdings, Inc.                             50,000           665,62           1.40
Mercury General Corp.                                    20,000           475,00           1.00
Royal & Sun Alliance Insurance Group PLC                 60,000           391,02            .82
(United Kingdom)
Trenwick Group Inc.                                      20,000           281,25            .59
XL Capital Ltd. (Supranational)                          10,500           473,81            .99

REAL ESTATE  -  3.40%
Apartment Investment and Management Co., Class A         10,000           378,75            .80
Archstone Communities Trust                              20,000           401,25            .84
Boston Properties, Inc.                                  15,000           450,00            .94
Spieker Properties, Inc.                                 10,000           388,75            .82
                                                                    ----------      ----------
                                                                        8,508,29          17.86
                                                                    ----------      ----------

MISCELLANEOUS
Other equity securities in initial period of acquisition                1,084,65           2.28
                                                                    ----------      ----------

Total Equity Securities   (cost: $42,554,066)                          37,779,89          79.29
                                                                    ----------      ----------


                                                       Principal
                                                        Amount
Short Term Securities                                    (000)
--------------------------------------------           --------
Corporate Short-Term Notes  -  13.75%

Avon Capital Corp. 5.65% due 02/24/00 (1)                   900 $         896,61          1.88%
Corporate Asset Funding Co., Inc. 5.67% due 02/11/00 (1     500           499,13           1.05
General Motors Acceptance Corp. 5.65% due 02/14/00          500           498,90           1.05
Heinz (H.J.) Co. 5.70% due 03/02/00                       1,200         1,194,11           2.51
John Hancock Capital Corp. 5.60% due 02/02/00 (1)           500           499,84           1.05
Motiva Enterprises LLC 5.70% due 03/13/00                 1,000           993,35           2.08
National Rural Utilities 5.73% due 02/17/00                 970           967,37           2.03
Park Avenue Receivables Corp. 5.68% due 02/01/00 (1)      1,000           999,84           2.10
                                                                    ----------      ----------
                                                                        6,549,16          13.75
                                                                    ----------      ----------

Federal Agency Short-Term Obligations  -  8.59%

Fannie Mae 5.57%-5.60% due 02/02-02/14/00                 2,500         2,497,36           5.24
Federal Home Loan Banks 5.55% due 02-25-00                1,200         1,195,37           2.51
Freddie Mac 5.56% due 02/23/00                              400           398,57            .84
                                                                    ----------      ----------
                                                                        4,091,32           8.59
                                                                    ----------      ----------



                                                                    ----------      ----------
Total Short-Term Securities   (cost: $10,640,488)                      10,640,48          22.34
                                                                    ----------      ----------
Total Investment Securities   (cost:$53,194,554)                       48,420,38         101.63
Excess of payables over cash and receivables                    $         775,49          1.63%
                                                                    ----------      ----------
NET ASSETS                                                      $      47,644,89        100.00%
                                                                    ==========      ==========

(1)  Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


COMPANIES ADDED TO THE            COMPANIES ELIMINATED FROM THE
PORTFOLIO SINCE JULY 31, 1999     PORTFOLIO SINCE JULY 31, 1999
American National Can Group       Bank of America
BANK ONE                          Boeing
Becton, Dickinson and Co.         Browning-Ferris Industries
Foster Wheeler                    CCA Prison Realty Trust
HCC Insurance Holdings            Emerson Electric
Hitachi                           GTE
National City                     Kerr-McGee
PepsiCo                           Orion Capital
Raytheon                          Schlumberger
Telefonos de Mexico
Texaco
Texas Instruments
Wm. Wrigley Jr.
XL Capital

Endowments, Bond Portfolio
Investment Portfolio, January 31, 2000
(Unaudited)
                                                            Shares/Princip  Market  Percent
                                                             Amount (000)   Value    of Net
Fixed Income Securities                                                              Assets
--------------------------------------------                ----------------------------------
Industrials - 12.82%
BHP Finance Ltd. 8.50% 2012                                      $145     $   148,86     .48%
Ceridian Corp. 7.25% 2004                                        250         236,838     .76
Columbia/HCA Healthcare Corp. 8.85% 2007                         125         120,625     .39
Equistar Chemicals LP 8.75% 2009                                 250         245,543     .79
Fox/Liberty Networks, LLC, FLN Finance, Inc.                     450         456,750    1.47
8.875% 2007
Hutchison Whampoa Finance (CI) Ltd., Series D,                   300         278,676     .90
6.988% 2037 (1)
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)              200         173,235     .56
Inco Ltd. 9.60% 2022                                             700         673,939    2.17
J.C. Penney Co., Inc. 7.95% 2017                                 200         176,886     .57
Lilly Del Mar Inc. 7.355% 2029 (1,3)                             250         249,988     .80
Petrozuata Finance, Inc., Series A, 7.63% 2009 (1)               250         196,251     .63
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (2)                                       217         206,092
 Class A-3, 7.71% 2028                                           250         207,500    1.33
TRW Inc. 7.125% 2009                                             125         116,938     .38
Tyco International Group SA 6.875% 2002 (1)                      200         196,054     .63
Union Pacific Resources Group Inc. 7.30% 2009                    200         190,322     .61
Waste Management, Inc. 6.875% 2009 (1)                           125         107,290     .35
                                                                          --------------------
                                                                           3,981,788   12.82
                                                                          --------------------

Electric Utilities  -  0.87%
Israel Electric Corp. Ltd.: (1)
 7.75% 2009                                                      125         118,904
 7.75% 2027                                                      175         152,075     .87
                                                                          --------------------
                                                                             270,979     .87
                                                                          --------------------

Multi-Industry  -  2.15%
Swire Pacific Capital Ltd. 8.84% cumulative                 10,000 shares $   200,00     .64%
guaranteed perpetual capital securities (1)
Wharf International Finance Ltd., Series A,                      $500        468,239    1.51
7.625% 2007
                                                                          --------------------
                                                                             668,239    2.15
                                                                          --------------------

Diversified Telecommunication Services  -  0.80%
Bell Atlantic Financial Services, Inc., Senior                   250         249,375     .80
Exchangeable Notes, 5.75% 2003
                                                                          --------------------


Transportation - 6.62%
Airplanes Pass Through Trust, pass-through                      1,178      1,076,435    3.46
certificates, Series 1, Class C, 8.15%  2019 (2)
Continental Airlines, Inc., pass-through certificates,           125         111,791     .36
Series 1998-3, Class A-2, 6.32% 2008 (2)
Jet Equipment Trust, Series 1994-A, Class B1,                    750         867,015    2.80
11.79% 2013 (1)
                                                                          --------------------
                                                                           2,055,241    6.62
                                                                          --------------------

Financial - 10.69%
Abbey National PLC 6.70% (undated) (3)                           200         180,316     .58
BNP U.S. Funding LLC, Series A, 7.738%                           500         461,341    1.49
noncumulative preferred (undated) (3)
Conseco, Inc. 9.00% 2006                                         125         125,651     .40
Deutsche Bank Capital Funding Trust I, 7.872%                    200         186,191     .60
(undated) (1,3)
Ford Motor Credit Co.:
 5.80% 2009                                                      150         130,346
 7.375% 2009                                                     250         241,615    1.20
 General Motors Acceptance Corp. 9.00% 2002                      300         310,860    1.00
IBJ Preferred Capital Co. LLC, Series A,                         250         232,500     .75
8.79% noncumulative preferred (undated) (1,3)
MBNA Corp., MBNA Capital:
 A, Series A, 8.278% 2026                                        250         218,723
 B, Series B, 7.005% 2027 (3)                                    200         166,675    1.24
NB Capital Corp. 8.35% exchangeable depositary              10,000 shares    228,120     .73
shares
Providian Master Trust, Series 1999-2, Class A,                  $250        246,104     .79
6.60% 2007 (2)
ReliaStar Financial Corp. 8.00% 2006                             125         124,829     .40
SocGen Real Estate Co. LLC, Series A, 7.64%/                     250         229,825     .74
8.406% (undated) (1,3)
Washington Mutual Capital I Subordinated Capital                 250         239,198     .77
Income Securities 8.375% 2027
                                                                          --------------------
                                                                          $ 3,322,29   10.69%
                                                                          --------------------

Real Estate - 0.37%
ProLogis Trust 7.05% 2006                                        125         116,379     .37
                                                                          --------------------

Collateralized Mortgage/Asset-Backed
Obligations(2)  -  12.63%
Boston Edison Co., Series 1999-1, Class A-5,                     200         192,113     .62
7.03% 2012
Chase Commercial Mortgage Securities Corp.,                      250         228,109     .73
Series 1998-2, Class A-2, 6.39% 2030
CS First Boston Mortgage Securities Corp.,                       220         208,740     .67
Series 1998-C1, Class A-1A, 6.26% 2040
First Consumer Master Trust, Series 1999-A,                      250         237,164     .76
 Class A, 5.80% 2005 (1)
GMAC Commercial Mortgage Securities, Inc.,                       125         116,757     .38
Series 1997-C1, Class A3, 6.869% 2007
Green Tree Financial Corp., pass-through                         246         210,293     .68
certificates, Series 1996-5, Class B-2, 8.45% 2027
GS Mortgage Securities Corp. II, mortgage
pass-through certificates, Series 1998-C1 (3):
 Class D, 7.45% 2030                                             250         222,322
 Class E, 7.45% 2030                                             250         210,675    1.40
L.A. Arena Funding, LLC, Series 1, Class A,                      325         290,355     .93
7.656% 2026 (1)
Merrill Lynch Mortgage Investors, Inc., Seller
Manufactured Housing Contracts,
 Series 1995-C2, Class A-1, 7.079% 2021 (3)                      136         133,847     .43
Morgan Stanley Capital I Inc., Series 1998-HF2,                  500         460,568    1.48
Class A-2, 6.48% 2030
Nomura Asset Securities Corp., Series 1998-D6,                   217         206,178     .66
 Class A-A1, 6.28% 2030 (3)
Norwest Asset Securities Corp., Series 1998-31,                  217         203,980     .66
Class A-1, 6.25% 2014
PP&L Transition Bond Co. LLC, Series 1999-1,                     250         245,934     .79
Class A-7, 7.05% 2009
Puerto Rico Public Financing Corp., Series 1,                    238         227,434     .73
Class A, 6.15% 2008
Sears Credit Account Master Trust II, Series                     250         232,499     .75
1998-2, Class A, 5.25% 2008
Structured Asset Securities Corp., Series                        292         296,195     .96
1998-RF2, Class A, 8.547% 2022 (1,3)

                                                                          --------------------
                                                                           3,923,163   12.63
                                                                          --------------------



Federal Agency Obligations - Mortgage Pass-
 Throughs (2) - 13.79%
Fannie Mae:
7.00% 2012-2026                                                  566         545,975
9.00% 2020                                                        83          86,408    2.04
Freddie Mac:
8.75% 2008                                                       $57      $    58,530
9.00% 2020                                                        58          60,367     .47%
12.50% 2019                                                       26          28,931
Government National Mortgage Assn.:
6.00% 2029                                                       246         219,661
7.00% 2024-2029                                                 1,402      1,337,840
7.50% 2023-2024                                                  502         492,840
8.00% 2023                                                       690         688,003   11.28
8.50% 2008                                                       180         185,527
10.00% 2019-2020                                                 542         578,583
                                                                          --------------------
                                                                           4,282,665   13.79
                                                                          --------------------

Federal Agency Obligations - Other - 7.19%
Fannie Mae 5.25% 2009                                           1,000        864,059    2.78
Federal Home Loan Bank Bonds 5.625% 2001                         250         247,188     .80
Freddie Mac:
5.125% 2008                                                      750         644,183
6.60% 2009                                                       520         479,456    3.61
                                                                          --------------------
                                                                           2,234,886    7.19
                                                                          --------------------

U.S. Treasury Obligations - 21.02%
11.625% November 2002                                           1,640      1,839,621
11.625% November 2004                                           2,015      2,406,031   21.02
8.875% August 2017                                              1,875      2,283,393
                                                                          --------------------
                                                                           6,529,045   21.02
                                                                          --------------------

Miscellaneous
Other bonds, notes & preferred stocks in initial                             322,500    1.04
 period of acquisition
                                                                          --------------------

Total Bonds, Notes & Preferred Stocks                                     27,956,554   89.99
(cost: $29,729,542)


Short Term Securities
--------------------------------------------
Corporate Short-Term Notes  -  5.46%
Citigroup Inc.  5.87% due 02/01/2000                             $700     $   699,88    2.26%
Heinz (H.J.) Co. 5.69% due 2/23/2000                             500         498,182    1.60
USAA Capital Corp.5.74% due 02/29/2000                           500         497,688    1.60
                                                                          --------------------
                                                                           1,695,756    5.46
                                                                          --------------------

Federal Agency Short-Term Obligations  -  2.56%
Federal Home Loan Bank Discount Note 5.55% due 2/25/2000         800         796,917    2.56
                                                                          --------------------


                                                                          --------------------
Total Short Term Securities   (cost: $2,492,673)                           2,492,673    8.02
                                                                          --------------------
Total Investment Securities   (cost:$32,222,215)                          30,449,227   98.01

Excess of cash and receivables over payables                                 617,213    1.99
                                                                          --------------------
NET ASSETS                                                                $31,066,44  100.00



(1) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Coupon rate may change periodically.

See Notes to Financial Statements



Endowments
Financial Statements                                                          Unaudited
Statement of Assets and Liabilities                     Growth and IncomeBond Portfolio
at January 31, 2000                                            Portfolio

Assets:
Investment securities at market
 (cost: $53,194,554 and $32,222,215, respectively)           $48,420,388    $30,449,227
Cash                                                              60,285        130,562
Receivables for-
 Sales of investments                                              6,580         48,591
 Sales of fund's shares                                           32,685         21,876
 Dividends and accrued interest                                  101,442        437,572
                                                            ------------   ------------
 Total Assets                                                 48,621,380     31,087,828
                                                            ------------   ------------
Liabilities:
Payables for -
 Purchases of investments                                        943,847              -
 Management services                                              18,281          7,133
 Accrued expenses                                                 14,361         14,255
                                                            ------------   ------------
 Total Liabilities                                               976,489         21,388
                                                            ------------   ------------
Net Assets at January 31, 2000                               $47,644,891    $31,066,440
                                                           =============  =============

Shares outstanding(1)                                          4,201,899      1,973,764
Net asset value per share                                         $11.34         $15.74

(1)Shares of beneficial interest issued and outstanding;
unlimited shares authorized.
See Notes to Financial Statements

Endowments                                                                    Unaudited
Statement of Operations
for the six months ended January 31, 2000               Growth and IncomeBond Portfolio
                                                               Portfolio
Investment Income:
Income:
 Dividends                                                    $  594,333   $     27,011
 Interest                                                        301,602      1,212,579
                                                            ------------   ------------
Total Income                                                     895,935      1,239,590
                                                            ------------   ------------
Expenses:
 Management services fee                                         124,006         79,950
 Transfer agent fee                                                8,331          8,330
 Reports to shareholders                                          11,550         11,550
 Registration statement and prospectus                            12,135          8,384
 Postage, stationery and supplies                                    740            740
 Auditing fees                                                    18,450         18,950
 Legal fees                                                        5,100          5,100
 Trustees' meeting expenses                                       10,064         10,064
 Custodian fee                                                       646            341
                                                            ------------   ------------
 Total expenses before reimbursement                             191,022        143,409
  Reimbursement of expenses                                        5,013         23,483
                                                            ------------   ------------
  Net Expenses                                                   186,009        119,926
                                                            ------------   ------------
Net investment income                                            709,926      1,119,664
                                                            ------------   ------------
Realized Gain (Loss) and Change in Unrealized
 (Depreciation) on Investments:

Net realized gain (loss)                                       1,697,672       (505,424)
Net change in unrealized depreciation
  on investments                                              (7,318,921)      (272,966)
                                                            ------------   ------------
 Net realized gain (loss) and change in unrealized
  depreciation on investments                                 (5,621,249)      (778,390)
                                                            ------------   ------------

Net (Decrease) Increase in Net Assets Resulting
 from Operations                                             $(4,911,323)     $ 341,274
                                                           =============  =============
See Notes to Financial Statements

Endowments, Growth and Income Portfolio
Statement of Changes in Net Assets

                                                        Six Months Ended     Year Ended
                                                        January 31, 2000*          1999
Operations:
Net investment income                                       $    709,926 $    1,359,022
Net realized gain on investments                               1,697,672      3,548,696
Net unrealized (depreciation) appreciation
 on investments                                               (7,318,921)     3,069,731
                                                            ------------   ------------
 Net (decrease) increase in net assets resulting
  from operations                                             (4,911,323)     7,977,449
                                                           -------------  -------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                            (632,309)    (1,251,179)
Distributions from net realized
 gain on investments                                          (4,153,742)             -
                                                           -------------  -------------
 Total dividends and distributions                            (4,786,051)    (1,251,179)
                                                           -------------  -------------
Capital Share Transactions:
Proceeds from shares sold:
 263,792 and 428,901
 shares, respectively                                          3,209,110      5,431,127
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 388,598 and 71,284 shares,
 respectively                                                  4,552,165        890,752
Cost of shares repurchased:
 157,151 and 362,633
 shares, respectively                                         (1,981,998)    (4,626,061)
                                                           -------------  -------------
 Net increase in net assets
  resulting from capital share transactions                    5,779,277      1,695,818
                                                           -------------  -------------
Total (Decrease) Increase in Net Assets                       (3,918,097)     8,422,088
Net Assets:
Beginning of period                                           51,562,988     43,140,900
                                                           -------------  -------------
End of period (including undistributed
 net investment income: $185,165 and
 $107,548, respectively)                                     $47,644,891    $51,562,988
                                                           =============  =============
*Unaudited

See Notes to Financial Statements

Endowments, Bond Portfolio
Statement of Changes in Net Assets
                                                        Six Months Ended     Year Ended
                                                        January 31, 2000*          1999
Operations:
Net investment income                                        $ 1,119,664    $ 2,035,407
Net realized (loss) on investments                              (505,424)       (81,253)
Net unrealized (depreciation) on
 investments                                                    (272,966)    (1,472,279)
                                                        ----------------   ------------
 Net increase in net assets resulting
  from operations                                                341,274        481,875
                                                        ----------------   ------------
Dividends Paid to
 Shareholders:
Dividends from net investment income                          (1,127,578)    (1,880,282)
Distributions from net realized
 gain on investments                                             (23,049)             -
                                                           -------------  -------------
 Total dividends and distributions                            (1,150,627)    (1,880,282)
                                                           -------------  -------------
Capital Share Transactions:
Proceeds from shares sold:
 257,572 and 265,672
 shares, respectively                                          4,105,847      4,421,000
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 36,585 and 49,414 shares,
 respectively                                                    580,570        819,899
Cost of shares repurchased:
 264,581 and 88,164
 shares, respectively                                         (4,249,064)    (1,483,454)
                                                        ----------------   ------------
 Net increase in net assets resulting
  from capital share transactions                                437,353      3,757,445
                                                        ----------------   ------------
Total (Decrease) Increase in Net Assets                         (372,000)     2,359,038
Net Assets:
Beginning of period                                           31,438,440     29,079,402
                                                        ----------------   ------------
End of period (including undistributed
 net investment income:  $147,211 and
 $155,125, respectively)                                     $31,066,440    $31,438,440
                                                        ================    ===========
*Unaudited

See Notes to Financial Statements


               Notes to Financial Statements

                         ENDOWMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - Endowments(the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio(the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the trust in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

     Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the trust to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on securities purchased are amortized daily over the expected life of the security. The trust does not amortize premiums on securities purchased.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.   FEDERAL INCOME TAXATION

     The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

     As of January 31, 2000, net unrealized depreciation on investments for book and federal income tax purposes for Growth and Income Portfolio aggregated $4,774,166, of which $3,041,517 related to appreciated securities and $7,815,683 related to depreciated securities. For Bond Portfolio, net unrealized depreciation aggregated $1,772,988 of which $99,298 related to appreciated securities and $1,872,286 related to depreciated securities. There was no difference between book and tax realized gains and losses on securities transactions for the six months ended January 31, 2000. The cost of portfolio securities for book and federal income tax purposes was $53,195,000 and $32,222,000 for Growth and Income and Bond Portfolios, respectively, at January 31, 2000.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fees of $124,006 and $79,950 for Growth and Income and Bond Portfolios, respectively, for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.50% of the first $150 million of average net assets and 0.40% of such assets in excess of $150 million.

     The Investment Advisory and Service Agreement provides for a fee reduction to the extent the fund's annual operating expenses exceed 0.75% of the average net assets of the funds. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $5,013 and $23,483 for Growth and Income and Bond Portfolios, respectively, for the six months ended January 31, 2000.

     No fees were paid by the funds to its officers or Trustees. The independent Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $8,331 and $8,330 for Growth and Income and Bond Portfolios, respectively.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the trust are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the funds.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     Pursuant to the custodian agreement, the funds receive credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fees of $646 and $341 for Growth and Income and Bond Portfolios, respectively, were paid by these credits rather than in cash.

                                              Growth
                                              and Income          Bond
                                              Portfolio           Portfolio
As of January 31, 2000:
Accumulated undistributed net realized
  gain (loss) on investments                  $   185,165         $   147,211

  Paid-in capital                              46,939,105          31,328,495

During the six months ended January 31, 2000:
Purchases and sales of investment securities, excluding shrot-term securities

  Purchases                                    10,453,141           8,719,341

  Sales                                         8,764,143           8,030,231

Endowments, Growth and Income Portfolio
Per-Share Data and Ratios
                                               Six months            Year ended
                                                    ended               July 31
                                             1/31/2000 (1)      1999       1998       1997       1996     1995

Net Asset Value, Beginning of Period               $13.91     $12.09     $22.66     $18.61     $18.06   $17.18
                                              ----------- -------------------------------------------------------
 Income From Investment Operations:
  Net investment income                               .18        .37        .51        .56        .58      .63
  Net loss or gains on securities (both
   realized and unrealized)                         (1.47)      1.79       1.16       6.04       1.73     2.21
                                              ----------- -------------------------------------------------------
   Total from investment operations                 (1.29)      2.16       1.67       6.60       2.31     2.84
                                              ----------- -------------------------------------------------------
 Less Distributions:
  Dividends (from net investment income)             (.17)      (.34)      (.57)      (.55)      (.61)    (.61)
  Distributions (from capital gains)                (1.11)       -       (11.67)     (2.00)     (1.15)   (1.35)
                                              ----------- -------------------------------------------------------
   Total distributions                              (1.28)      (.34)    (12.24)     (2.55)     (1.76)   (1.96)
                                              ----------- ---------------------- --------- ---------- ---------
Net Asset Value, End of Period                     $11.34     $13.91     $12.09     $22.66     $18.61   $18.06
                                               ========== ========== ==========   ========   ========  =======

Total Return                                  (9.53)% (2)      18.21%      9.05%     38.40%     13.22%   18.57%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)              $48        $52        $43        $48        $59      $57
 Ratio of expenses to average net assets     .38% (2),(3)   .75% (3)   .75% (3)        .74%       .72%     .73%
 Ratio of net income to average net assets           1.44%      2.90%      2.69%      2.73%      3.12%    3.70%
 Portfolio turnover rate                       22.47% (2)      52.36%     48.59%     50.69%     38.73%   24.04%


(1)  Unaudited.
(2)  Based on operations for the period
     shown and, accordingly, not
     representative of a full year.
(3)  Had CRMC not waived management services
     fees, the fund's expense ratio would
     have been 0.39%, 0.79% and 0.89%
     for the six months ended January 31,
     2000, and the fiscal years ended
     1999 and 1998, respectively.


Endowments, Bond Portfolio
Per-Share Data and Ratios
                                                  Six months
                                                       ended              Year ended   July 31
                                               01/31/2000 (1)        1999      1998       1997     1996     1995

Net Asset Value, Beginning of Period                  $16.17       $16.93    $17.17     $16.63   $16.82   $16.86
                                                ------------ ------------ -------------------- ------------------
 Income From Investment Operations:
  Net investment income                                  .58         1.14      1.19       1.21     1.22     1.26
  Net gains or losses on securities (both
   realized and unrealized)                             (.42)        (.84)     (.09)       .52     (.19)     .01
                                                ------------ ------------ -------------------- ------------------
   Total from investment operations                      .16          .30      1.10       1.73     1.03     1.27
                                                 -----------  ----------- --------- -----------------------------
 Less Distributions:
  Dividends (from net investment income)                (.58)       (1.06)    (1.34)     (1.19)   (1.22)   (1.24)
  Distributions (from capital gains)                    (.01)        -         -          -        -        (.07)
                                                 -----------  ----------- --------- -----------------------------
   Total distributions                                  (.59)       (1.06)    (1.34)     (1.19)   (1.22)   (1.31)
                                                 -----------  ----------- --------- ---------- ------------------
Net Asset Value, End of Period                        $15.74       $16.17    $16.93     $17.17   $16.63   $16.82
                                                  ==========   ==========  ========   ========  =======  =======

Total Return                                       1.01% (2)         1.75%     6.70%     10.83%    6.25%    7.97%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                 $31          $31       $29        $33      $41      $44
 Ratio of expenses to average net assets        .38% (2),(3)     .75% (3)  .75% (3)   .75% (3) .75% (3)      .76%
 Ratio of net income to average net assets              3.54%        6.84%     6.87%      7.04%    7.17%    7.52%
 Portfolio turnover rate                          26.76% (2)        53.66%    50.40%     22.18%   54.43%   69.22%


(1)  Unaudited.
(2)  Based on operations for the period
     shown and, accordingly, not
     representative of a full year.
(3)  Had CRMC not waived management
     services fees, the fund's expense
     ratio would have been 0.45%, 0.95%,
     1.08%, 0.85%, and 0.80% for the six
     months ended January 31, 2000 and
     the fiscal years ended 1999, 1998,
     1997, and 1996, respectively.


Endowments

Board of Trustees

Robert B. Egelston, Los Angeles, California
Former Chairman of the Board,
The Capital Group Companies, Inc.
213/486-9444

Frank L. Ellsworth, Ph.D.,
Los Angeles, California
President and Principal Executive Officer of the Trust
Vice President, Capital Research and Management Company
213/486-9560

Steven D. Lavine, Ph.D., Valencia, California
President, California Institute of the Arts
661/255-1050

Patricia A. McBride, Dallas, Texas
Chief Financial Officer,
Kevin L. McBride, D.D.S., Inc.
214/368-0268

Gail L. Neale, Burlington, Vermont
President, The Lovejoy Consulting Group, Inc.;
former Executive Vice President of the Salzburg Seminar
802/658-5674

Robert G. O'Donnell,
San Francisco, California
Chairman of the Board of the Trust
Senior Vice President and Director,
Capital Research and Management Company
415/393-7120

Charles R. Redmond, Los Angeles, California
Former Chairman of the Board, Pfaffinger Foundation; former President and Chief Executive Officer, Times Mirror Foundation; former Executive Vice President and Member of the Management Committee, The Times Mirror Company
213/237-3977

Thomas E. Terry, Los Angeles, California
Consultant; former Vice President and Secretary, Capital Research and Management Company
213/486-9410

Robert C. Ziebarth, Ketchum, Idaho
Management consultant, Ziebarth Company
208/725-0535

Other Officers

Abner D. Goldstine, Los Angeles, California
Senior Vice President of the Trust
Senior Vice President and Director,
Capital Research and Management Company

Claudia P. Huntington,
Los Angeles, California
Senior Vice President of the Trust
Senior Vice President, Capital Research and Management Company

John H. Smet, Los Angeles, California
Senior Vice President of the Trust
Vice President, Capital Research and Management Company

Patrick F. Quan, San Francisco, California
Vice President and Secretary of the Trust
Vice President -
Fund Business Management Group,
Capital Research and Management Company

Anthony W. Hynes, Jr., Brea, California
Treasurer of the Trust
Vice President -
Fund Business Management Group,
Capital Research and Management Company

Susi M. Silverman, Brea, California
Assistant Treasurer of the Trust
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

Endowments

Office Of The Trust
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650

Investment Adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

Transfer Agent For Shareholder Accounts
American Funds Service Company
P.O. Box 7650
San Francisco, California 94120-7650

135 South State College Boulevard
Brea, California 92821-5823

Custodian Of Assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

This report is for the information of shareholders of Endowments, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

For more information about any of the American Funds, including risks, charges, expenses, investment objectives and operation policies, please ask your investment professional for a prospectus. Read it carefully before you invest or send money.

Litho in USA  KK/PL/4565
(c) 2000 Endowments
Lit. No. Endi-Bendi-013-0300 (NLS)